Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows provided by (used in) operating activities:
Net loss for the year	$ (19,169)	$ (17,189)	$ (7,249)
Adjustments for non-cash items:
Share-based compensation expense	9,142	8,827	2,159
Increase in deferred tax liability	4,394	2,446	1,240
(Income) loss on fair value of warrant liability	(852)	790	(24)
Fair value of shares issued for services	120	25
Share of loss (gain) in associate	62	490	(18)
Gain on sale of marketable equity securities		(72)
Loss on equity issued at a discount		1,256
Amortization of debt discount		76	265
Loss on early extinguishment of debt		223	33
Foreign exchange transaction (gain) loss			(6)
Gain on disposition of subsidiaries		(412)
Accounts receivable	522	(111)
Prepaid expenses and other receivables	355	(1,477)	(281)
Other assets	(165)	(36)
Accounts payable and accrued liabilities	(1,212)	880	167
Other	39
Net cash used in operating activities	(6,764)	(4,284)	(3,714)
Cash flows provided by (used in) investing activities:
Proceeds from sale of marketable securities		140
Investment in associates		(1,000)
Net cash used in investing activities		(860)
Cash flows provided by (used in) financing activities:
Proceeds from shares issued under registered offering	29,093	6,980
Share issuance costs	(1,852)	(248)
Proceeds from exercise of stock purchase warrants	105
Repayment of unsecured notes payable		(1,020)	(300)
(Repayment of) proceeds from advance from related party		(1,000)	1,000
Note proceeds received		50
Net cash provided by financing activities	27,346	4,762	700
Increase (decrease) in cash and cash equivalents during year	20,582	(382)	(3,014)
Cash and cash equivalents at beginning of year	2,770	3,152	6,166
Cash and cash equivalents at end of year	23,352	2,770	3,152
Supplemental disclosure of cash flow information:
Cash paid for interest	19	748
Increase in accounts payable for stock issuance costs	25
Supplemental disclosure of non-cash investing and financing activities:
Fair value of warrant liability for Portage warrants issued		1,120
Decrease in warrant liability from warrant exercise	235
Exchange of iOx shares for settlement of notes payable, accrued interest and warrants	184
Shares issued pursuant to settlement of SalvaRx Notes and warrants		2,640
Notes payable settled in disposition of subsidiaries		200
Fair value of shares issued to acquire Intensity Holdings Limited			1,298
Unrealized gain on investments in Intensity and Sentien			$ 876